Significant Events - Sale of Economic Interest in Australian Assets to TransAlta Renewables Inc. (Details)				1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		19 Months Ended
	Aug. 01, 2017 shares	Jul. 31, 2017	May 07, 2015 CAD shares MW	Jan. 05, 2016	Dec. 31, 2017	Nov. 25, 2015	Dec. 31, 2017 CAD	May 06, 2015	Jul. 31, 2017
Disclosure of detailed information about business combination [line items]
Consideration received							CAD (10,000,000)
Australian Assets
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW			575
Number of operating assets			6
Length of pipeline			270
Consideration received			CAD 1,780,000,000
TransAlta Renewables
Disclosure of detailed information about business combination [line items]
Proportion of equity participation in subsidiary				62.00%	64.00%	72.80%		70.30%	59.80%
TransAlta Renewables | Australian Assets
Disclosure of detailed information about business combination [line items]
Common shares issued (in shares) | shares			17,858,423
Share price			CAD 12.65
Net proceeds on issuance of preferred shares (Note 24)			226,000,000
Share issue related cost			11,000,000
Effect of share issuance cost on income cost			3,000,000
Dividend-equivalent payments			1,000,000
TransAlta Renewables | Australian Assets
Disclosure of detailed information about business combination [line items]
Cash consideration received			(211,000,000)
Value of equity consideration received			CAD 1,067,000,000
Proportion of equity participation in subsidiary	64.00%	59.80%
Class B shares | TransAlta Renewables | Australian Assets
Disclosure of detailed information about business combination [line items]
Shares offered for conversion | shares	26,100,000
Common shares | TransAlta Renewables | Australian Assets
Disclosure of detailed information about business combination [line items]
Equity securities received upon conversion of shares | shares	26,400,000